Contract liability - Explanation of Changes in Contract Liabilities (Details) SFr in Thousands	6 Months Ended
Jun. 30, 2023 CHF (SFr)
Disclosure Of Detailed Information About Contract Liability [Line Items]
Contract liability at beginning of period	SFr 10,046
Recognized as revenue	(2,787)
Contract liability at end of period	7,259
Novartis
Disclosure Of Detailed Information About Contract Liability [Line Items]
Contract liability at beginning of period	10,046
Recognized as revenue	(2,787)
Contract liability at end of period	SFr 7,259